Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Disclosure of non-cash operating working capital

Year ended Dec. 31	2019	2018	2017
(Use) source:
Accounts receivable	261	58	(228)
Prepaid expenses	—	19	(75)
Income taxes receivable	(6)	—	8
Inventory	(13)	(21)	(7)
Accounts payable, accrued liabilities and provisions	(130)	(97)	186
Income taxes payable	9	(3)	2
Change in non-cash operating working capital	121	(44)	(114)

Cash flows from (used in) operating activities [Text Block]

	Balance Dec. 31, 2018	Net cash flows	New leases	Tax shield on tax equity financing	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2019
Long-term debt and lease obligations	3,267	(70)	133	(35)	—	(42)	(41)	3,212
Exchangeable securities	—	350	—	—	—	—	(24)	326
Dividends payable (common and preferred)	58	(85)	—	—	64	—	—	37
Total liabilities from financing activities	3,325	195	133	(35)	64	(42)	(65)	3,575

	Balance Dec. 31, 2017	Net cash flows	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2018
Long-term debt and finance lease obligations	3,707	(540)	10	—	95	(5)	3,267
Dividends payable (common and preferred)	34	(86)	—	107	—	3	58
Total liabilities from financing activities	3,741	(626)	10	107	95	(2)	3,325